Profit before taxation - Summary of Direct and Marketing Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit Before Taxation [Abstract]
Gaming tax, license costs and other tax	$ 264	$ 193	$ 138
Processing & fraud costs	258	219	212
Royalties	281	239	215
Staff costs and related expenses	143	144	171
Other operational costs	104	111	78
Foreign exchange losses (excluding foreign exchange on processing)	3	20	20
Marketing expenses	512	448	397
Direct and marketing expenses	$ 1,565	$ 1,374	$ 1,231